Related party transactions - Additional Information (Details) - USD ($) $ in Thousands										1 Months Ended			12 Months Ended
	Jun. 04, 2019	May 29, 2019	Mar. 21, 2019	Sep. 14, 2018	Jun. 06, 2018	Dec. 31, 2017	May 22, 2017	Jan. 03, 2017	Jun. 03, 2016	Mar. 21, 2019	Mar. 23, 2018	Aug. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 29, 2018	Dec. 01, 2017	Jan. 01, 2017
Related Party Transaction [Line Items]
Revolving Credit Due To Owners And Affiliates													$ 8,792	$ 39,292
Distribution Made to Limited Partner, Cash Distributions Paid													73,804	72,497	$ 57,037
Partners' Capital Account, Unit-based Compensation													194	200	189
Repayment of Indemnifications Received From Hoegh Lng													64	2,353	$ 1,534
Hoegh Grace entities [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired						49.00%									49.00%		49.00%	51.00%
Director [Member]
Related Party Transaction [Line Items]
Total Board of Directors' fees													496	501	$ 467
Partners' Capital Account, Unit-based Compensation													$ 194	$ 200
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Units granted			10,917	28,018					21,500	10,917	14,584
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate													6.60%	6.30%
Revolving Credit Due To Owners And Affiliates		$ 85,000										$ 85,000	$ 85,000			$ 85,000
Line of Credit Facility Original Expiration Date												Jan. 01, 2020
Line of Credit Facility, Expiration Date		Jan. 01, 2023
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement														$ 900	1,600
Percentage Of Ownership Interest In Acquisition						49.00%		51.00%
Repayment of Indemnification Received from Hoegh Lng Revenue															2,500
Repayment of Indemnification Received from Hoegh Lng													$ 100	2,400	1,500
Hoegh LNG [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate													1.40%
Hoegh LNG [Member] | Revolving Credit Facility Maturing At 2020 [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate													3.00%
Hoegh LNG [Member] | Revolving Credit Facility Maturing At 2021 And Thereaftter[Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate													4.00%
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid													$ 28,400	28,200	27,000
Repayment of Indemnifications Received From Hoegh Lng															(2,496)
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation	11,180				11,050		9,805
Partners' Capital Account, Unit-based Compensation													$ 194	200	189
Egypt Co [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues														500	$ 500
SRV Joint Gas Ltd [Member]
Related Party Transaction [Line Items]
indemnification received from HoeghLng														$ 300